WRL Letterhead


                                              January 17, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  WRL Series Fund, Inc.
     Bond Portfolio
     1933 Act File No.:  33-507

     Filer CIK No.  0000778207

Dear Sir/Madam:

     Pursuant to Rule 497(e) on behalf of the above-referenced Registrant, attached for electronic filing is a Supplement dated January 17, 1997 to the Registrant's Prospectus dated January 1, 1997.

     Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (813) 588-1747.

                                              Sincerely,


                                              /s/ Priscilla I. Hechler
                                              Priscilla I. Hechler
                                              Assistant Vice President
                                              & Assistant Secretary

Attachment

cc: Thomas E. Pierpan, Esq.
    Kimberly J. Smith, Esq.